STOCKHOLDERS’ EQUITY/DEFICIT (Details Narrative) - USD ($)												1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 22, 2025	Sep. 02, 2025	Aug. 27, 2025	Aug. 11, 2025	Jul. 08, 2025	Nov. 26, 2024	Oct. 23, 2024	Oct. 21, 2024	Sep. 06, 2024	May 21, 2024	Feb. 02, 2024	Aug. 31, 2025	Jan. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Oct. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 06, 2025	Sep. 16, 2024	Aug. 19, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized																	10,000,000		10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, shares issued																	0		0		0		0	0
Preferred stock, shares outstanding																	0		0		0		0	0
Common stock, par value																			$ 0.001				$ 0.001	$ 0.001
Common stock, shares authorized																	100,000,000		100,000,000		100,000,000		100,000,000	100,000,000
Common stock, shares issued																	22,210,204		9,253,419		22,210,204		14,282,395	9,253,419
Common Stock, Shares, Outstanding																	22,202,826		9,228,482		22,202,826		14,257,458	9,228,482
Warrants outstanding																	2,431,985				2,431,985
Total amount																	$ 3,487,353	$ 2,652,350			$ 3,487,353	$ 2,652,350	$ 2,652,350
Cashless exercise of warrants																										$ 61,968
Number of shares issued acquisitions																							18,692
Number of shares issued acquisitions, value																							$ 100,000
Treasury stock shares repurchased																24,937
Treasury stock value repurchased																$ 33,560
Service charge expense																250
Treasury stock repurchased cost																$ 33,810
Distributions to affiliate																					$ (487,050)		5,780,578	$ 1,214,325
[custom:StockholdersDescription]																					The updated calculation can be found on the last page of the agreement, but in summary we are updating the amount of shares being issued to reflect the difference in value of the shares previously agreed at $2.90, now down to $2.53 (the current stock price).
Equity value of restricted shares issued for services																					$ 309,400
Note principal amount																									$ 362,500
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued or outstanding																	0				0
Hudson Global Ventures LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Note principal amount			$ 455,000
Increase in APIC			$ 345,522
Fonon Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Distributions to affiliate																					$ 285,845
Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise description		In exchange for relinquishing these warrants, the warrant holders will receive unrestricted shares of the Company’s common stock equal to 400% of the number of shares of the Company’s common stock issuable upon exercise of the warrants that for all warrant holders results in an aggregate of 3.2 million unrestricted shares of the Company’s common stock
Unrestricted shares issuable upon warrant exercise		3,200,000
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share	$ 3.40
Warrant to purchase common stock	1,098,902
Warrants exercisable term	5 years
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share	$ 3.40
Warrant to purchase common stock	1,098,902
Sale of Stock, Price Per Share	$ 3.64
Payments for fees	$ 3,487,353
Warrants exercisable term	18 months
Tra Digital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares issued for services																				350,000
Tim Schick [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares issued for services																				25,000
Fonon Technologies Inc [Member] | License Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																			1,000,000
Fonon Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued										3,000,000
Total amount										$ 6,615,000
Distributions to affiliate																							$ 5,780,578
Aegis Capital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									1,500,000
Total amount									$ 2,652,350
Control Micro System [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													18,692
Altium Growth Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding																											125,000
Warrant exercise price per share																											$ 2.90
Fonon Quantum Technologies Inc [Member] | Beamer Laser Marking Systems [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total amount												$ 8,400,000
Number of shares issued acquisitions												3,000,000
Business Combination, Price Per Share												$ 2.8
Dividends												$ 7,766,850
Business Combination, Consideration Transferred, Equity Interest												$ 633,150
Jade Barnwell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued											17,008
Total amount											$ 33,336
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued																							0
Options issued or outstanding																							0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value																	$ 0.001				$ 0.001		$ 0.001
Common stock, shares authorized																	100,000,000				100,000,000		100,000,000
Common stock, shares issued																	21,111,302		9,253,419		21,111,302		14,282,395	9,253,419
Common Stock, Shares, Outstanding																			9,228,482				14,257,458	9,228,482
Number of shares issued																	1,098,902	1,500,000			1,098,902	1,500,000	1,500,000
Total amount																	$ 1,099	$ 1,500			$ 1,099	$ 1,500	$ 1,500
Common Stock [Member] | Hudson Global Ventures LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares issued for services					85,000
Shares issued price per share			$ 4.34		$ 2.90
Equity value of restricted shares issued for services					$ 246,500
Number of restricted shares issued			418,000
Common Stock [Member] | FMW Media Works LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares issued for services				130,000
Shares issued price per share				$ 2.38
Equity value of restricted shares issued for services				$ 309,400
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value	$ 0.001
Sale of Stock, Number of Shares Issued in Transaction	1,098,902
Common Stock [Member] | Altium Growth Fund LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding																											107,215
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding									1,500,000														1,050,000				125,000
Warrants exercised														450.00	450.00
Warrant [Member] | Hudson Global Ventures LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share			$ 3.4636
Warrant shares issued			157,258
Warrant [Member] | Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share		$ 4.34
Warrant to purchase common stock		800,000
Warrant [Member] | Securities Purchase Agreement [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share	$ 4.55
Warrant to purchase common stock	76,923
Warrants exercisable term	5 years
Warrant [Member] | Aegis Capital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised						20,000	175,000	255,000
Warrants exercised, value						$ 79,856	$ 698,740	$ 1,018,164